UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    November 11, 2008

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		80

Form 13F Information Table Value Total:		$98,137,107

List of Other Included Managers:

NONE

                                 TITLE                    VALUE     SHARES/     SHRS/       INVS
NAME OF ISSUER                 OF CLASS      CUSIP      (x$1000)      PRN        PRN        DSCR
----------------------------------------- ------------ ----------------------------------------------
3M Company                        COM      88579Y101          1346      19700    SHRS       SOLE
Abbott Laboratories               COM      002824100           933      16200    SHRS       SOLE
Adobe Systems Inc                 COM      00724F101          1595      40400    SHRS       SOLE
Aflac Inc                         COM      001055102          1149      19550    SHRS       SOLE
Allergan Inc.                     COM      001849010          1813      35200    SHRS       SOLE
American Movil SA                 ADR      02364W105          1903      41050    SHRS       SOLE
American Tower Corp               COM      029912291          1813      50400    SHRS       SOLE
Apache Corp                       COM      037411105           876       8400    SHRS       SOLE
Apple Corp.                       COM      037833100           315       2775    SHRS       SOLE
Bank of America                   COM      060505104           929      26550    SHRS       SOLE
Becton Dickinson & Co             COM      075887109           249       3100    SHRS       SOLE
Berkshire Hathaway Cl B           COM      084670207           730        166    SHRS       SOLE
Burlington Northern Sante Fe      COM      12189T104          1460      15800    SHRS       SOLE
Chevrontexaco Corp                COM      166764100           213       2584    SHRS       SOLE
China Mobile LTD                  ADR      16941M109          1122      22400    SHRS       SOLE
Cisco Systems Inc.                COM      17275R102          2908     128900    SHRS       SOLE
Coach, Inc.                       COM      189754104           669      26700    SHRS       SOLE
Cognizant Tech Solutions          COM      192446102           616      27000    SHRS       SOLE
Colgate-Palmolive                 COM      194162103          1232      16350    SHRS       SOLE
Comp Vale do Rio Doce (CVRD)      ADR      204412209          1042      54400    SHRS       SOLE
Consol Energy Inc                 COM      20854P109          1450      31600    SHRS       SOLE
Copano Energy Llc                 COM      217202100           220       9000    SHRS       SOLE
Covance Inc                       COM      222816100          2688      30400    SHRS       SOLE
CVS Corporation Delaware          COM      126650100          1010      30000    SHRS       SOLE
Danaher Corporation               COM      235851102           854      12300    SHRS       SOLE
Diageo PLC ADR                    ADR      386090302          2062      29950    SHRS       SOLE
Eaton Corporation                 COM      278058102           733      13050    SHRS       SOLE
Ecolab Inc.                       COM      278865100          1883      38800    SHRS       SOLE
EMC Corporation                   COM      268648102          2161     180700    SHRS       SOLE
Emerson Electric Company          COM      291011104          1126      27600    SHRS       SOLE
Encana Corporation                ADR      292505104           776      11800    SHRS       SOLE
Expeditors Intl Wash              COM      302130109          1310      37600    SHRS       SOLE
Express 1 Expidited Solutions     COM      815801105            36      29000    SHRS       SOLE
Exxon Mobile Corp.                COM      30231G102           272       3500    SHRS       SOLE
FedEx Corp                        COM      31428X106          1265      16000    SHRS       SOLE
Fiserv Inc. Wisc.                 COM      337738108          1048      22150    SHRS       SOLE
Fluor Corp.                       COM      343861100          1058      19000    SHRS       SOLE
Foster Wheeler New Ord            COM      G36535139           412      11400    SHRS       SOLE
Freeport McMoran Copper A         COM      35671D857           293       5150    SHRS       SOLE
Gamestop Corp Cl A New            COM      36467W109           951      27800    SHRS       SOLE
General Cable Cp De New           COM      369300108          1026      28800    SHRS       SOLE
General Electric                  COM      369604103          1581      61985    SHRS       SOLE
Genzyme Corp                      COM      372917104           283       3500    SHRS       SOLE
Henry Schein Inc                  COM      806407102          1771      32900    SHRS       SOLE
Hewlett-Packard Company           COM      428236103           245       5300    SHRS       SOLE
Honda Motor Co Ltd Adr            ADR      438128308           750      24900    SHRS       SOLE
HSBC Holdings PLC-SPON            ADR      404280406          1410      17450    SHRS       SOLE
J.P. Morgan Chase & Co.           COM      46625H100           794      17010    SHRS       SOLE
Johnson & Johnson                 COM      478160104          1808      26100    SHRS       SOLE
Marshall & Ilsley Corp            COM      571834100           288      14304    SHRS       SOLE
MasterCard                        COM      57636Q104          2119      11950    SHRS       SOLE
Microsoft Corporation             COM      594918104          2103      78800    SHRS       SOLE
Monsanto                          COM      61166W101          3445      34800    SHRS       SOLE
Nike Inc                          COM      654106103           856      12800    SHRS       SOLE
Norfolk Southern Corp             COM      655844108          1490      22500    SHRS       SOLE
Novartis A G Spon ADR             COM      66987V109          1723      32600    SHRS       SOLE
Paincare Holdings Inc             COM      69562E104             1      12050    SHRS       SOLE
PepsiCo Inc.                      COM      713448108          3136      44000    SHRS       SOLE
Petroleo Brasileiro Adrf          ADR      71654V408           413       9400    SHRS       SOLE
Procter & Gamble                  COM      742718109          3097      44434    SHRS       SOLE
Prudential Financial Inc          COM      744320102           302       4200    SHRS       SOLE
Research In Motion LTD            ADR      760975102           417       6100    SHRS       SOLE
Roche Hldg Ltd Spon Adrf          ADR      771195104          1681      21750    SHRS       SOLE
Schlumberger Ltd.                 ADR      806857108          1952      25000    SHRS       SOLE
Schwab Charles Corp               COM      808513105          2935     112900    SHRS       SOLE
Stryker Corp                      COM      863667101          1645      26400    SHRS       SOLE
Suncor Energy                     ADR      867229106           586      13900    SHRS       SOLE
Supreme Industries, Inc.          COM      868607102            31      10200    SHRS       SOLE
Tenaris S A                       ADR      88031M109           869      23300    SHRS       SOLE
Thermo Fisher Scientific          COM      883556102          2541      46200    SHRS       SOLE
Transocean                        COM      893817106           431       3923    SHRS       SOLE
United Commerce Bancorp           COM      909835100           225      20000    SHRS       SOLE
United Technologies Corp.         COM      913017109           907      15100    SHRS       SOLE
Valero Energy Corp New            COM      91913Y100          1333      44000    SHRS       SOLE
Verizon Communications            COM      92343V104          2465      76800    SHRS       SOLE
VF Corporation                    COM      918204108          2868      37100    SHRS       SOLE
Walgreen Company                  COM      931422109           994      32100    SHRS       SOLE
Wells Fargo & Co                  COM      949746101           661      17600    SHRS       SOLE
Williams Companies, Inc.          COM      969457100           456      19300    SHRS       SOLE
XTO Energy                        COM      98385X106           877      18850    SHRS       SOLE
